    HUSCH                      Eric J. Gervais
-----------------              DIRECT  (816)983-8362 - FAX (816)983-8080
   BLACKWELL                   egervais@huschblackwell.com - 4801 MAIN STREET,
-----------------              SUITE 1000
   SANDERS                     KANSAS CITY, MO 64112 www.huschblackwell.com

                                       June 6, 2008

VIA EDGAR

Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attn:  Mr. Larry L. Greene

       Re:   Tortoise Energy Capital Corporation (the "Company")
             File Numbers 811-21725 & 333-149315

To the Commission:

     On February 19, 2008, the Company, pursuant to Rule 415(a)(1)(x) under the
Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the
"Commission") a universal shelf registration statement on Form N-2 relating to the Company's proposed issuance of common stock, preferred stock and/or debt securities on a delayed and/or continuous basis (the "Shelf
Registration Statement"). On April 10, 2008 the Company filed with the
Commission Pre-Effective Amendment No. 1 ("Amendment No. 1") to the Shelf
Registration Statement and on April 22, 2008 the Company received oral comments on Amendment No. 1 from Larry L. Greene of the Commission staff. The Fund is filing concurrently herewith Pre-Effective Amendment No. 2 to the Shelf
Registration Statement ("Amendment No. 2"). The purpose of Amendment No.
2 is to respond to the aforementioned comments. The text of each comment and the
Company's response thereto is set forth below.

1.   Comment: The Company  indicated  in its response  letter that  accompanied
     Amendment No. 1 that it does not anticipate  that the amount it will invest in  non-U.S.  issuers  will  exceed  5% of its  total  assets.  Please  add disclosure to that effect.

     Response: The requested disclosure has been added.

2.   Comment: Please confirm to the staff that the Company will undertake to add disclosure to any prospectus  supplement  pursuant to which  securities are sold under the Shelf  Registration  Statement  in the event that any of its assets become subject to a security interest.

     Response: The Company hereby makes such confirmation.

3.   Comment: The staff has taken the position that a fund may not sell shares, including  shares  through a rights  offering,  below net asset value in an offering  under Rule 415

                                                                    June 6, 2008
                                                                          Page 2

     pursuant to Pilgrim America Prime Rate Trust, available May 1, 1998.
     Accordingly, add an undertaking to file a post-effective amendment under
     §.8(c) in connection with any offering below net asset value.

     Response: The Company has added the requested undertaking. The Company also intends,  as  discussed  with  Richard  Pfordte  and  Larry  Greene  of the
     Commission,  to work with the Staff to develop  standard  disclosure  to be used in  connection  with an  offering  below net  asset  value so that the
     Company may have the required  post-effective  amendment declared effective on an expedited basis.

4.   Comment: In future annual reports and filings with the Commission,  please move the language  contained in the second  paragraph of the Company's 2007 annual  report under the heading "Tax Status of the Company" to a different location.

     Response:  The Company hereby confirms that the referenced language will be moved in future annual reports and filings with the Commission.

5.   Comment: In future financial reports filed with the Commission or posted on the  Company's  website,  please use the terms  "distributions"  in lieu of
     "dividends"   in  describing  the  amounts  paid  by  the  Company  to  its shareholders.  Also,  please disclose the amount of any such  distributions that constitute a return of capital.

     Response: The Company hereby confirms that requested  changes will be made in future  financial  reports  filed with the  Commission  or posted on the
     Company's website.

6.   Comment: Please  revise the  disclosure  on the "Fund  Fact  Sheet" on the
     Company's  website under the headings "Fund at a Glance" and  "Distribution
     History" to make the changes previously  discussed with Richard Pfordte and
     Kevin Rupert of the Commission  regarding (i) the Company's  expense ratio,
     (ii) the use of the term "distributions" in lieu of "dividends",  and (iii)
     disclosure of the amount of any distributions deemed return of capital.

     Response: The Company has revised the disclosure as requested.

                                    * * * * *

     Please  contact the  undersigned at (816) 983-8362 or Steve Carman at (816)
983-8153 with any  questions.  The Company  intends to and file an  acceleration request,  including Tandy language, seeking to be declared effective on June 10,
2008.

                                       Sincerely,

                                       /s/ Eric J. Gervais

                                       Eric J. Gervais

cc:      Terry Matlack
         Steve Carman